RETIREMENT BENEFIT OBLIGATION (Details 1) - Actuarial assumption of medical cost trend rates [member]	Dec. 31, 2018	Dec. 31, 2017
Current service Cost and interest cost [Member] | Bottom of range [member]
Percentage of reasonably possible increase decrease in actuarial assumption	8.90%	9.10%
Current service Cost and interest cost [Member] | Top of range [member]
Percentage of reasonably possible increase decrease in actuarial assumption	10.40%	10.70%
Accrued liability [Member] | Bottom of range [member]
Percentage of reasonably possible increase decrease in actuarial assumption	8.60%	8.80%
Accrued liability [Member] | Top of range [member]
Percentage of reasonably possible increase decrease in actuarial assumption	9.90%	10.20%